Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurements [Abstract]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value

The following tables present information about the Company’s assets and liabilities that are measured at fair value on December 31, 2024 and 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2024	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and marketable securities held in trust	$8,330,835	$8,330,835	$—	$—
Liabilities:
Warrant liabilities – Public Warrants	$379,500	$—	$379,500	$—
Warrant liabilities – Private Placement Warrants	293,900	—	—	293,900
Warrant liabilities – Representative’s Warrants	22,770	—	—	22,770
Convertible promissory note	8,908,052	—	—	8,908,052
Total	$9,604,222	$—	$379,500	$9,224,722
	December 31, 2023	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and marketable securities held in trust	$10,873,406	$10,873,406	$—	$—
Liabilities:
Warrant liabilities – Public Warrants	$85,388	$85,388	$—	$—
Warrant liabilities – Private Placement Warrants	66,128	—	—	66,128
Warrant liabilities – Representative’s Warrants	5,123	—	—	5,123
Convertible promissory note	944,118	—	—	944,118
Total	$1,100,757	$85,388	$—	$1,015,369

Schedule of Inputs into the Monte Carlo Simulation for the Warrant Liabilities and Convertible Promissory Note

The key inputs into the Monte Carlo simulation model for the warrant liabilities were as follows at December 31, 2024 and 2023:

	December 31, 2024		December 31, 2023
Input
Risk-free interest rate	4.18%		5.06%
Expected term (years)	0.89		0.71
Expected volatility	De minimis	%	De minimis	%
Exercise price	$11.50		$11.50
Fair value of Common stock	$12.12		$11.16

The key inputs into the Monte Carlo simulation model for the convertible promissory note were as follows at December 31, 2024 and 2023:

	December 31, 2024		December 31, 2023
Input
Risk-free interest rate	4.18%		5.48%
Expected term (years)	0.27		0.19
Expected volatility	De minimis	%	De minimis	%
Exercise price	$11.50		$11.50
Fair value of Common stock	$12.12		$11.16

Schedule of Level 3 Financial Instruments that are Measured at Fair Value on a Recurring Basis

The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis for the years ended December 31, 2024 and 2023:

	Private Placement Warrants	Representative’s Warrants	Warrant Liability
Fair value at December 31, 2023	$66,128	$5,123	$71,251
Change in fair value of warrant liabilities	227,772	17,647	245,419
Fair value at December 31, 2024	$293,900	$22,770	$316,670
	Private Placement Warrants	Representative’s Warrants	Warrant Liability
Fair value at December 31, 2022	$377,857	$29,274	$407,131
Change in fair value of warrant liabilities	(311,729)	(24,151)	(335,880)
Fair value at December 31, 2023	$66,128	$5,123	$71,251

Schedule of Convertible Promissory Note
Convertible Promissory Note
Fair value at December 31, 2023	$944,118
Principal borrowing	797,981
Change in fair value of convertible promissory note	7,165,953
Fair value at December 31, 2024	$8,908,052
Convertible Promissory Note
Fair value at December 31, 2022	$—
Principal borrowing	1,121,815
Change in fair value of convertible promissory note	(177,697)
Fair value at December 31, 2023	$944,118